BASIC AND DILUTED NET LOSS PER SHARE (Narrative) (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Antidilutive securities excluded from computation of earnings per share, amount	2,944,384	2,818,249
Number of additional antidilutive securities excluded from computation of earnings per share amount	3,600,000